BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 22, 2020
Current assets:
Cash	$ 935,115		$ 1,764,324
Prepaid expenses	583,224		759,541
Total current assets	1,518,339		2,523,865
Investments held in Trust Account	258,801,400		258,749,858
Total Assets	260,319,739		261,273,723
Liabilities and Stockholders' Equity:
Accounts payable	25,190		52,319
Accrued expenses	1,354,505		103,335
Franchise tax payable	49,863		54,695
Total current liabilities	1,429,558		210,349
Derivative warrant liabilities	21,859,500		22,415,255
Total Liabilities	23,289,058		22,625,604
Commitments and Contingencies (Note 6)
Class A common stock, $0.0001 par value; shares subject to possible redemption			233,648,110
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	10,834,267		9,216,854
Accumulated deficit	(5,835,181)		(4,217,743)
Total stockholders' equity	5,000,001	$ 5,000,002	5,000,009	$ 0
Total Liabilities and Stockholders' Equity	260,319,739		261,273,723
Class A Common Stock
Stockholders' Equity:
Common stock			251
Total stockholders' equity			251	0
Class A Common Stock Subject to Redemption
Liabilities and Stockholders' Equity:
Class A common stock, $0.0001 par value; shares subject to possible redemption	232,030,680		233,648,110
Class A Common Stock Not Subject to Redemption
Stockholders' Equity:
Common stock	268		251
Total stockholders' equity	268	205	251
Class B Common Stock
Stockholders' Equity:
Common stock	647		647
Total stockholders' equity	$ 647	$ 647	$ 647	$ 0